Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Entity Registrant Name	FLAT ROCK CORE INCOME FUND
Document Type	N-CSRS
Amendment Flag	false
Entity Central Index Key	0001814390
Document Period End Date	Jun. 30, 2024